ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

ReliaStar Life Insurance Company of New York

Separate Account NY-B of ReliaStar Life Insurance Company of New York

PROSPECTUS SUPPLEMENT

Dated December 5, 2005

to the Prospectus

Dated May 1, 2002,

As Previously Supplemented

(“Granite PrimElite”)

and

to the Prospectus

Dated April 2, 2002,

As Previously Supplemented

(“Empire PrimElite”)

for

Deferred Variable Annuity Contracts

issued by

ING USA Annuity and Life Insurance Company

and

ReliaStar Life Insurance Company of New York

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced prospectuses, as supplemented. Please read this supplement carefully and keep it with your prospectus for future reference.

Additional Investment Options

Effective December 5, 2005, the following investment portfolios are added to the list of investment portfolios available under your contract:

ING Investors Trust

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Legg Mason Value Portfolio

ING LifeStyle Aggressive Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Moderate Portfolio

ING MarketPro Portfolio

ING Van Kampen Global Franchise Portfolio

ING Van Kampen Growth and Income Portfolio

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ING Van Kampen Real Estate Portfolio

ING VP Index Plus International Equity Portfolio

ING Partners, Inc.

ING Van Kampen Comstock Portfolio

ING Van Kampen Equity and Income Portfolio

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio

ING VP Index Plus MidCap Portfolio

ING VP Index Plus SmallCap Portfolio

ING VP Funds

ING VP Intermediate Bond Portfolio

The following paragraph is added under the section of the prospectus entitled, “The Trusts and Funds” in the Granite PrimElite prospectus and under the section of the prospectus entitled, “The Trusts” in the Empire PrimElite prospectus:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

The following paragraph is added as the second paragraph on Page B-1 of Appendix B, “The Investment Portfolios”:

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

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Appendix B, “The Investment Portfolios” is amended to add the following investment options:

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Subadviser: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The master fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund is designed for investors seeking long-term capital appreciation through stocks.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Subadviser: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The master fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Subadviser: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The master fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks.

ING Legg Mason Value Portfolio (Class S) (formerly ING Janus Growth and Income Portfolio) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Funds Management, Inc.

A non-diversified portfolio that seeks long-term growth of capital. Normally invests in equity securities, including foreign securities, that offer the potential for capital growth. May also invest in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.

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ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC	Seeks growth of capital. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC

Seeks growth of capital and some current income. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities.

ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC

Seeks growth of capital and current income. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed income securities.

ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC

Seeks growth of capital and a low to moderate level of current income. Invests in a combination of underlying funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed income securities.

ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC

Seeks capital appreciation. Income is a secondary consideration. Seeks to obtain its investment objective by investing in a combination of underlying funds according to fixed percentages that reflect an allocation of approximately 70% in equity securities and 30% in fixed income securities.

ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen

A non-diversified Portfolio that seeks long-term capital appreciation. Invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. Under normal market conditions, invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen

Seeks long-term growth of capital and income. Under normal market conditions, investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated “investment grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s or by Moody’s Investors Service, Inc.

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ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen

A non-diversified Portfolio that seeks capital appreciation and secondarily seeks current income. Invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”).

ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to out perform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen

Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

ING Van Kampen Equity and Income Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen

Seeks total return, consisting of long-term capital appreciation and current income. Normally invests at least 80% of net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. Normally invests at least 65% of assets in income producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. May invest up to 25% of total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

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ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500 Index. The subadviser’s objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks it believes will underperform the index. May invest in derivatives.

ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser’s objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 600 Index. The subadviser’s objective is to overweight those stocks in the S&P 600 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

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ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) (formerly ING VP Bond Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.

Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. May also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities rated below investment grade, it seeks to maintain a minimum average portfolio quality of at least investment grade.

The following portfolios are within the current group of ING Portfolios included in one or more of the ING LifeStyle Portfolios:

ING AllianceBernstein Mid Cap Growth Portfolio	ING Salomon Brothers Aggressive Growth Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Salomon Brothers All Cap Portfolio
ING JPMorgan Fleming International Portfolio	ING T. Rowe Price Growth Equity Portfolio
ING JPMorgan Value Opportunities Portfolio	ING Van Kampen Comstock Portfolio
ING Julius Baer Foreign Portfolio	ING Van Kampen Real Estate Portfolio
ING Legg Mason Value Portfolio	ING VP High Yield Bond Portfolio
ING Liquid Assets Portfolio	ING VP Index Plus LargeCap Portfolio
ING Lord Abbett Affiliated Portfolio	ING VP Index Plus MidCap Portfolio
ING PIMCO Core Bond Portfolio	ING VP Index Plus SmallCap Portfolio
ING PIMCO High Yield Portfolio	ING VP Intermediate Bond Portfolio
ING Pioneer Mid Cap Value Portfolio	ING VP Small Company Portfolio

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The following portfolios are those within the group of ING Portfolios that may be included in one or more of the ING LifeStyle Portfolios:

ING AllianceBernstein Mid Cap Growth Portfolio	ING PIMCO High Yield Portfolio
ING American Century Large Company Value Portfolio	ING Pioneer Fund Portfolio
ING American Century Select Portfolio	ING Pioneer Mid Cap Value Portfolio
ING Capital Guardian Small/Mid Cap Portfolio	ING Salomon Brothers Aggressive Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio	ING Salomon Brothers All Cap Portfolio
ING Eagle Asset Capital Appreciation Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Evergreen Omega Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING FMRSM Diversified Mid Cap Portfolio	ING T. Rowe Price Equity Income Portfolio
ING FMRSM Earnings Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio
ING Fundamental Research Portfolio	ING Templeton Global Growth Portfolio
ING International Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ING Janus Contrarian Portfolio	ING Van Kampen Comstock Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Van Kampen Equity and Income Portfolio
ING JPMorgan Fleming International Portfolio	ING Van Kampen Equity Growth Portfolio
ING JPMorgan Mid Cap Value Portfolio	ING Van Kampen Global Franchise Portfolio
ING JPMorgan Small Cap Equity Portfolio	ING Van Kampen Growth and Income Portfolio
ING JPMorgan Value Opportunities Portfolio	ING Van Kampen Real Estate Portfolio
ING Julius Baer Foreign Portfolio	ING VP Balanced Portfolio
ING Legg Mason Value Portfolio	ING VP Growth and Income Portfolio
ING Liquid Asset Portfolio	ING VP Growth Portfolio
ING Lord Abbett Affiliated Portfolio	ING VP High Yield Bond Portfolio
ING Marsico Growth Portfolio	ING VP Index Plus LargeCap Portfolio
ING Marsico International Opportunities Portfolio	ING VP Index Plus MidCap Portfolio
ING Mercury Large Cap Growth Portfolio	ING VP Index Plus SmallCap Portfolio
ING Mercury Large Cap Value Portfolio	ING VP Intermediate Bond Portfolio
ING MFS Capital Opportunities Portfolio	ING VP International Equity Portfolio
ING MFS Mid Cap Growth Portfolio	ING VP MidCap Opportunities Portfolio
ING MFS Total Return Portfolio	ING VP Real Estate Portfolio
ING OpCap Balanced Value Portfolio	ING VP Small Company Portfolio
ING Oppenheimer Global Portfolio	ING VP SmallCap Opportunities Portfolio
ING Oppenheimer Main Street Portfolio®	ING VP Value Opportunity Portfolio
ING Oppenheimer Strategic Income Portfolio	ING Wells Fargo Mid Cap Disciplined Portfolio
ING PIMCO Core Bond Portfolio

All of the above portfolios are service class shares. The prospectus for the ING LifeStyle Portfolios contains information about the underlying portfolios included in the ING LifeStyle Portfolios.

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The MarketPro Porfolio may invest in one or more of the following underlying portfolios:

ING FMR Diversified MidCap Portfolio

ING JPMorgan Fleming International Portfolio

ING Legg Mason Value Portfolio

ING Marsico Growth Portfolio

ING Mercury Large Cap Value Portfolio

ING Salomon Brothers Aggressive Growth Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

ING Van Kampen Equity and Income Portfolio

ING VP Intermediate Bond Portfolio

The prospectus for the ING MarketPro Portfolio contains additional information about the underlying portfolios included in the ING MarketPro Portfolio.

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